Realized and Unrealized Gains (Or Losses) Included In Income for Assets and Liabilities Measured At Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain or Loss on Sale of Marketable Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Total gains (losses) included in earnings	$ 985	$ 3,370
Change in unrealized gains (losses) relating to assets still held at the reporting date	1,212	352	(674)
Impairment Loss on Marketable Securities and Investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Total gains (losses) included in earnings		(493)
Change in unrealized gains (losses) relating to assets still held at the reporting date		(493)
Recovery of Loss on Termination of Third Party Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Total gains (losses) included in earnings			$ 665